Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000206710 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206710 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206710 [Member] | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206710 [Member] | Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206710 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Barnes Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206710 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206710 [Member] | Post Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206710 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206710 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000206710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000206710 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000206710 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000206710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000206710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000206710 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206710 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000206710 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206710 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000235563 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235563 [Member] | Vertex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235563 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235563 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235563 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235563 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000235563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000235563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000235563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000235563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000235563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000235563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000235563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000235563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235563 [Member] | Liabilities in Excess of Other Assets [Member]2
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000235565 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235565 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | Alamo Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Northern Oil And Gas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | AZZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | Range Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235565 [Member] | Atlas Energy Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235565 [Member] | First st Source Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000235565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000235565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000235565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000235565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000235565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000235565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000235565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235565 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000235565 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%